Condensed Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net Sales	$ 40,000	$ 20,000	$ 20,000
Cost of goods sold	92,000	115,000	115,000
Gross loss	(52,000)	(95,000)	(95,000)
Operating expenses:
Selling, general and administrative expense	5,196,000	869,000	1,467,000	644,000
Research and development expense	1,791,000	1,071,000	1,680,000	1,649,000
Amortization of license agreement		42,000	42,000	167,000
Total operating expenses	6,987,000	1,982,000	3,189,000	2,460,000
Loss from operations	(7,039,000)	(2,077,000)	(3,284,000)	(2,460,000)
Interest expense	(19,000)
Gain on forgiveness of debt	38,000
Net Loss	$ (7,020,000)	$ (2,077,000)	$ (3,284,000)	$ (2,460,000)
Loss per share – basic and diluted	$ (0.23)	$ (0.08)	$ (0.12)	$ (0.09)
Weighted average number of shares outstanding – basic and diluted	30,489,968	27,382,065	27,621,029	26,600,552